License Agreements	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
License Agreements

8. License Agreements

UCLB License

In May 2015, the Company entered into a license agreement with UCLB pursuant to which the Company obtained rights to intellectual property generated by Prof. Amit Nathwani, who is the Company’s founder, Clinical and Scientific Adviser and a member of the Company’s board of directors, and members of his research group under his supervision or direction at UCL. Specifically, the Company obtained an exclusive, worldwide, sublicensable license to certain intellectual property rights relating to therapeutic programs including hemophilia B and Fabry disease, as well as intellectual property rights relating to a viral capsid and liver-specific promoter, for the exploitation of any product without field limitation. The Company also obtained an exclusive, worldwide, sublicensable license to certain background intellectual property rights, that generally relate to liver directed AAV gene therapy, as well as to manufacturing know-how, to develop, manufacture and commercialize products for a number of specific therapeutic indications including hemophilia B and Fabry disease. The same background and manufacturing intellectual property is licensed non-exclusively for other applications and uses. UCLB additionally granted the Company a right of first negotiation with respect to intellectual property developed by Prof. Nathwani relating to bi-specific antibody binders or derivatives thereof delivered by AAV technology. UCLB further granted the Company the right to acquire ownership, on a product-by-product basis, of the licensed patents covering such product, exercisable upon the occurrence of certain regulatory events and subject to the Company’s continued obligation to pay royalties on sales of such product. The Company has not exercised any of its option or negotiation rights under the agreement. UCL retains the right to use the licensed intellectual property for academic research, including for collaborations with other academic institutions.

Upon execution of the agreement the Company granted UCLB four million of the Company’s ordinary shares. The Company additionally made payments to UCLB of £30,000 in each of June 2016, May 2017, June 2018 and July 2019. The Company is obligated to pay UCLB a sub-single digit to mid-single digit percentage royalty on net sales of products that utilize the licensed intellectual property, subject to certain customary reductions. The Company’s royalty obligations continue on a product-by-product and country-by-country basis until the later of the expiration of the last-to-expire valid patent claim covering such product in such country, the loss of any regulatory exclusivity for such product in such country and seven years following the date that marketing approval was granted for such product in certain jurisdictions. In addition, the Company is required to pay UCLB up to £3.5 million in milestone payments in the aggregate in connection with certain sales milestone events. The Company is additionally required to pay to UCLB a sublicense fee of a low-teen percentage of net receipts received under certain sublicenses the Company grants under the agreement that meets certain timing requirements. The Company has not made any milestone or royalty payments to UCLB. The Company has the option to negotiate with UCLB to buy out UCLB’s rights to royalties and milestone payments with respect to any licensed product once the aggregate net sales for such product exceed a certain threshold.

Pursuant to the license agreement, the Company is required to use commercially reasonable efforts to develop products covered by the licensed intellectual property including products directed to hemophilia B and Fabry disease.

Unless terminated earlier, the term of the agreement continues until the later of the expiration of the last-to-expire royalty term and such time as no further milestone payments are due. UCLB has the right to terminate licensed intellectual property rights specific to a particular product program if the Company fails to use commercially reasonable efforts to develop a product that is the subject of such program. The Company has the right to terminate the agreement for convenience on a program-by-program basis or in its entirety upon 30 days’ notice. Either party may terminate the agreement if the other party is in material breach subject to a 180-day cure period or is subject to insolvency. UCLB may additionally terminate the agreement on 30 days’ notice if the Company fails to pay UCLB any sums over a certain threshold owed under the agreement, provided there is not a bona fide dispute regarding the sums. Upon expiration, the licenses granted to the Company under the agreement will become perpetual, irrevocable, royalty-free and fully paid-up. In the event of termination of a program- specific license, the Company’s rights under such license will terminate and in the case of termination for the Company’s failure to use diligent efforts to develop a product under such program-specific licensed rights, UCLB will have the right to negotiate a license to any intellectual property developed and owned by the Company relating to such program. In the event of termination of the agreement as a whole, all licenses granted to the Company, other than certain background and manufacturing licenses, will terminate and, in the case of termination for the Company’s material breach or insolvency, UCLB will have the right to negotiate a license to any intellectual property developed and owned by the Company relating to a product that is subject to the licenses granted under the agreement.